Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD FIXED INCOME SECURITIES FUNDS
Prospectus Date	rr_ProspectusDate	May 26, 2016
Admiral Shares for Participants | Vanguard Long-Term Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard Long-Term Treasury Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and sustainable level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 10
3 Years	rr_ExpenseExampleNoRedemptionYear03	32
5 Years	rr_ExpenseExampleNoRedemptionYear05	56
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 128
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.

• Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Long-Term Treasury Fund Admiral Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 24.76% (quarter ended September 30, 2011), and the lowest return for a quarter was –8.67% (quarter ended June 30, 2015).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2015
Admiral Shares for Participants | Vanguard Long-Term Treasury Fund | Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
2006	rr_AnnualReturn2006	1.91%	[1]
2007	rr_AnnualReturn2007	9.42%	[1]
2008	rr_AnnualReturn2008	22.69%	[1]
2009	rr_AnnualReturn2009	(11.93%)	[1]
2010	rr_AnnualReturn2010	9.06%	[1]
2011	rr_AnnualReturn2011	29.41%	[1]
2012	rr_AnnualReturn2012	3.57%	[1]
2013	rr_AnnualReturn2013	(12.94%)	[1]
2014	rr_AnnualReturn2014	25.40%	[1]
2015	rr_AnnualReturn2015	(1.44%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.67%)
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	7.60%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Admiral Shares for Participants | Vanguard Long-Term Treasury Fund | Barclays U.S. Long Treasury Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	6.73%

[1]	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2016, was 8.33%.